Trade and Other Receivables - Movements in expected credit loss allowance (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets at beginning of period	£ 3,584	£ 437
Provided in the year	5,866	4,274
Released in the year	(5,851)	(1,077)
Utilised in the year	(11)	(28)
Effect of foreign exchange translations	(51)	(22)
Allowance account for credit losses of financial assets at end of period	£ 3,537	£ 3,584